Note 12 - Income Taxes - Tax Effect of Temporary Differences (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Lease obligation	$ 152,000
Deferred tax assets, unrecognized and recognized	7,864,000	8,146,000
Deferred tax assets not recognized	(7,724,000)	(8,145,000)
Deferred tax assets recognized	140,000	1,000
Property and equipment	(4,000)	(1,000)
Right-of-use asset	(136,000)
Net deferred tax assets
Unused tax losses [member]
Deferred tax assets:
Loss carry forwards	$ 7,712,000	$ 8,146,000